Goodwill and Intangible Assets, Net - Schedule of Estimated Amortization Expense (Details)	Dec. 31, 2020 CNY (¥)
Estimated amortization expense
2021	¥ 17,233,333
2022	17,233,333
2023	17,233,333
2024	17,233,333
2025	¥ 13,344,444